                               BALANCED PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                                    NMAAR0750200

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio
   JENNIFER SILVER & BROOKE COBB, TED GIULIANO & CATHERINE WATERWORTH, PORTFOLIO CO-MANAGERS
   The Portfolio provided a 33.56% total return during the one-year period ended December 31, 1999, while its benchmarks, the Russell Midcap Growth Index and the Merrill Lynch 1-3 Year Treasury Index, provided a 51.29% and a 3.06% total return, respectively(1).
   Overall, 1999 was an unrewarding one for most segments of the U.S. fixed-income market, including the limited maturity sector. The Federal Reserve Board implemented three interest-rate hikes between June and November in an attempt to forestall a reacceleration of inflation in a fast-growing economy. Although these influences did not inhibit a relatively broad-based rally in the U.S. stock market, the bond market continued to deteriorate amid fears that inflationary pressures might re-emerge.
   In this unfriendly interest rate environment, bond returns were lackluster. In fact, the 30-year U.S. Treasury bond had a -14.9% rate of return in 1999, its worst performance since issuance began in 1977. The portfolio's fixed-income portfolio co-managers, Ted Giuliano and Catherine Waterworth, believe that the recent market environment highlights the advantage of a limited-maturity investment strategy. When longer-term and riskier sectors of the bond market lose money, limited-maturity strategies are better positioned to deliver positive returns as income offsets the price depreciation caused by rising interest rates.
   Sectors other than the U.S. Treasury sector provided an area of opportunity in the domestic fixed-income market toward the end of the year. Specifically, corporate bonds, mortgage-backed and asset-backed securities returned to favor and outperformed U.S. Treasury securities. Investors had previously shunned these securities because of fears over heavy issuance and a liquidity preference for Treasuries due to Y2K concerns. When issuance was less than expected and liquidity concerns dissipated, spreads on these securities contracted. The portfolio had substantial exposure to corporate bonds (12.6% of net assets as of December 31, 1999) and mortgage-backed securities (5.8% of net assets), and it benefited from their yield advantage.
   The duration of the portfolio's fixed-income portion was longer than the benchmark's during the mid-year. In the portfolio co-managers' view, bond yields adequately reflected a possible tightening by the Federal Reserve. However, as growth continued to accelerate and stock indices moved to record highs, bond yields moved higher as investors became concerned that Federal Reserve action would be more drastic. Therefore, the longer duration modestly impacted relative performance. The bond rally prior to the Federal Reserve meeting in November provided the opportunity to begin shortening the duration. With the Federal Reserve concerned about how fast the economy can grow without re-igniting inflation, the portfolio co-managers maintained the portfolio's fixed-income defensive posture through the end of the year.
   Although it was a difficult quarter and year for bond investors, the portfolio co-managers remain optimistic about the fixed-income markets going into the new year. Giuliano and Waterworth point out that fixed-income returns have been sub-par over the last two years, but long bond rates have risen almost 1.80% from their trough reached in October 1998 and inflation remains tame.
   The portfolio's equity portfolio co-managers, Jennifer Silver and Brooke Cobb, emphasized fast-growing mid-cap companies in the technology (39.4% of total equity market value), consumer staples (5.5% of total equity market value) and communications services (5.1% of total equity market value) sectors.

   While 1999 was a good year for most segments of the U.S. stock market, it was particularly rewarding for mid-cap growth stocks, which represented the top-performing market sector for the year. The equity portfolio co-managers believe that the recent strength of mid-cap growth stocks compared to large-cap growth stocks provides evidence that investors have finally come to recognize mid-caps' fundamental advantages over their large-cap counterparts. More specifically, mid-cap growth stocks have recently traded at sharply lower valuations than large-cap stocks, but have had superior earnings growth prospects.
   The technology sector contributed the most to performance for the year in both the equity portion of the portfolio and the Russell MidCap Growth Index. Positive contributors to performance from this sector included Citrix Systems, a software manufacturer and the portfolio's top equity holding at 2.7% of net assets as of December 31, 1999. Citrix Systems was added to the S&P 500 Index in November, increasing its visibility to investors. Another top-ten position, Checkfree Holdings (1.5% of net assets), the electronic bill payment service, also provided attractive returns. Checkfree Holdings' electronic bill presentation and payment technology was adopted by Yahoo!'s E-Bills service, providing increased consumer reach in this high growth sector.
   Good stock selection in the consumer staples sector also contributed positively to the portfolio's performance during the year. On the other hand, the energy, health care and utilities sectors (0.5%, 5.8% and 1.4% of total equity market value, respectively) detracted from the portfolio's returns.
   Looking forward to 2000, the equity portfolio co-managers plan to build upon the success achieved in 1999. They are optimistic that the mid-cap sector's market-leading performance in 1999 will remind investors of the good long-term performance of mid-cap investing, particularly among mid-cap companies that have surpassed analysts' earnings and revenue growth expectations.

(1)33.56%, 18.81% and 12.65% were the average annual total returns for the 1-, 5-, and 10-year for periods ended December 31, 1999. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gains distributions. Performance data quoted represents past performance and the investment return principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses of the insurance companies.

   The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years.

   Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   The composition, industries and holdings of the Portfolio are subject to change.

   Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies and are also available as an underlying investment fund for certain qualified retirement plans.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Balanced Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)
                                               MERRILL LYNCH
                                 BALANCED           1-3 YEAR  RUSSELL MIDCAP-Trademark-      S&P
                                PORTFOLIO  TREASURY INDEX(2)            GROWTH INDEX(2)   500(2)
1 YEAR                            +33.56%             +3.06%                    +51.29%  +21.01%
5 YEAR                            +18.81%             +6.51%                    +28.02%  +28.49%
10 YEAR                           +12.65%             +6.59%                    +18.95%  +18.17%
LIFE OF FUND                      +13.18%             +7.01%                    +19.82%  +19.24%
                                               MERRILL LYNCH
                                 BALANCED           1-3 YEAR             RUSSELL MIDCAP      S&P
                                PORTFOLIO     TREASURY INDEX               GROWTH INDEX      500
1989                              $10,000            $10,000                    $10,000  $10,000
1990                              $10,195            $10,973                     $9,487   $9,689
1991                              $12,507            $12,254                    $13,948  $12,628
1992                              $13,514            $13,026                    $15,164  $13,588
1993                              $14,387            $13,731                    $16,861  $14,952
1994                              $13,904            $13,809                    $16,496  $15,155
1995                              $17,207            $15,328                    $22,101  $20,829
1996                              $18,392            $16,091                    $25,963  $25,599
1997                              $21,970            $17,162                    $31,816  $34,128
1998                              $24,645            $18,363                    $37,500  $43,861
1999                              $32,917            $18,925                    $56,734  $53,078

   Neuberger Berman Advisers Management Trust Balanced Portfolio (the "Fund") commenced operations on 2/28/89.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. The Russell Midcap Growth Index measures the performance of those Russell Midcap-Trademark- Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of those 800 smallest companies in the Russell 1000-Registered Trademark- Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The S&P 500 Index is an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and distributions. The Series may invest in many securities not included in the above-described indices.

Performance data are historical and include changes in share price and reinvestment of dividends and distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. Qualified Plans that are direct shareholders of the Fund are not affected by insurance charges and related expenses. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $166,394,401
      Receivable for Trust shares sold                    41,144
                                                    -------------
                                                     166,435,545
                                                    -------------
LIABILITIES
      Payable for Trust shares redeemed                1,009,593
      Accrued expenses                                    59,510
      Payable to administrator (Note B)                   47,769
                                                    -------------
                                                       1,116,872
                                                    -------------
NET ASSETS at value                                 $165,318,673
                                                    -------------

NET ASSETS consist of:
      Par value                                     $      7,912
      Paid-in capital in excess of par value          88,333,849
      Accumulated undistributed net investment
       income                                          2,663,878
      Accumulated net realized gains on investment    20,707,260
      Net unrealized appreciation in value of
       investment                                     53,605,774
                                                    -------------
NET ASSETS at value                                 $165,318,673
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     7,912,430
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                   $20.89
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Investment income from Series (Note A)           $ 4,398,542
                                                     ------------
    Expenses:
      Administration fee (Note B)                        503,365
      Shareholder reports                                 52,567
      Registration and filing fees                        19,668
      Shareholder servicing agent fees                    15,244
      Legal fees                                          11,058
      Custodian fees                                      10,000
      Trustees' fees and expenses                          8,510
      Auditing fees                                        3,202
      Miscellaneous                                        2,150
      Expenses from Series (Notes A & B)               1,089,636
                                                     ------------
        Total expenses                                 1,715,400
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                        (6,152)
                                                     ------------
        Total net expenses                             1,709,248
                                                     ------------
        Net investment income                          2,689,294
                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities        21,209,209
    Net realized loss on financial futures
     contracts                                           (83,144)
    Net realized loss on foreign currency
     transactions                                        (11,625)
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts                       26,777,486
                                                     ------------
        Net gain on investments from Series
        (Note A)                                      47,891,926
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $50,581,220
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio


                                                  Year Ended
                                                 December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  2,689,294  $  3,073,579
    Net realized gain on investments
     from Series (Note A)                   21,114,440     4,111,260
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                        26,777,486    12,005,670
                                          --------------------------
    Net increase in net assets resulting
     from operations                        50,581,220    19,190,509
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (2,903,804)   (3,822,929)
    Net realized gain on investments        (4,301,933)  (26,851,524)
                                          --------------------------
    Total distributions to shareholders     (7,205,737)  (30,674,453)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               12,086,315    19,943,383
    Proceeds from reinvestment of
     dividends and distributions             7,205,737    30,674,453
    Payments for shares redeemed           (74,931,759)  (23,459,626)
                                          --------------------------
    Net increase (decrease) from Trust
     share transactions                    (55,639,707)   27,158,210
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (12,264,224)   15,674,266
NET ASSETS:
    Beginning of year                      177,582,897   161,908,631
                                          --------------------------
    End of year                           $165,318,673  $177,582,897
                                          --------------------------
    Accumulated undistributed net
     investment income at end of year     $  2,663,878  $  2,848,384
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                       748,782     1,287,783
    Issued on reinvestment of dividends
     and distributions                         481,024     2,020,715
    Redeemed                                (4,186,097)   (1,537,655)
                                          --------------------------
    Net increase (decrease) in shares
     outstanding                            (2,956,291)    1,770,843
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Balanced Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Balanced Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Balanced Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.

Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Balanced Portfolio

6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1999, no reimbursement to the Fund was required.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan had agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $4,488 and $1,664.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1999, additions and reductions in the Fund's investment in its Series amounted to $2,856,540 and $65,370,319, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                        Year Ended December 31,
                                              1999      1998      1997      1996      1995
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $16.34    $17.80    $15.92    $17.52    $14.51
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                       .26       .29       .36       .34       .32
    Net Gains or Losses on Securities
     (both realized and unrealized)            4.96      1.62      2.59       .75      3.06
                                             ----------------------------------------------
      Total From Investment Operations         5.22      1.91      2.95      1.09      3.38
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.27)     (.42)     (.30)     (.41)     (.28)
    Distributions (from net capital
     gains)                                    (.40)    (2.95)     (.77)    (2.28)     (.09)
                                             ----------------------------------------------
      Total Distributions                      (.67)    (3.37)    (1.07)    (2.69)     (.37)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $20.89    $16.34    $17.80    $15.92    $17.52
                                             ----------------------------------------------
Total Return(3)                              +33.56%   +12.18%   +19.45%    +6.89%   +23.76%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $165.3    $177.6    $161.9    $173.2    $144.4
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                             1.02%     1.03%     1.04%     1.09%      .99%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                    1.02%     1.03%     1.04%     1.09%      .99%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        1.60%     1.84%     2.07%     1.84%     1.99%
                                             ----------------------------------------------
    Portfolio Turnover Rate(5)                   --        --        --        --        21%
                                             ----------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Balanced Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Qualified Plans that are direct shareholders of the Fund are not affected by insurance charges and related expenses.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Balanced Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Balanced Portfolio

   We have audited the accompanying statement of assets and liabilities of Balanced Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balanced Portfolio of Neuberger Berman Advisers Management Trust at
December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Balanced Investments

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

                       COMMON STOCKS (72.1%)
BUSINESS SERVICES (1.9%)
           6,900       Lamar Advertising                $    417,881(2)
          36,000       USWeb Corp.                         1,599,750(2)
          27,700       Valassis Communications             1,170,325
                                                        ------------
                                                           3,187,956
                                                        ------------
CAPITAL GOODS (0.6%)
          17,600       Waters Corp.                          932,800(2)
                                                        ------------
COMMUNICATIONS (6.0%)
          16,000       Comverse Technology                 2,316,000(2)
          11,800       Copper Mountain Networks              575,250
           8,600       E-Tek Dynamics                      1,157,775
          17,500       Efficient Networks                  1,190,000
          25,800       JDS Uniphase                        4,161,863(2)
           3,700       Next Level Communications             277,037(2)
           3,100       Phone.com                             359,406(2)
                                                        ------------
                                                          10,037,331
                                                        ------------
CONSUMER CYCLICALS (9.2%)
          14,200       Adelphia Communications               931,875(2)
          21,824       AMFM Inc.                           1,707,728(2)
          12,100       EchoStar Communications             1,179,750(2)
          14,100       Emmis Communications                1,757,433(2)
          18,200       Entercom Communications             1,201,200
          31,900       Gemstar International Group         2,272,875(2)
          18,200       Harley-Davidson                     1,165,938
          21,600       NTL Inc.                            2,694,600
          80,400       Park Place Entertainment            1,005,000(2)
           9,000       Royal Caribbean Cruises               443,812
          12,400       Westwood One                          942,400(2)
                                                        ------------
                                                          15,302,611
                                                        ------------
ELECTRICAL EQUIPMENT (7.4%)
          26,000       Altera Corp.                        1,288,625(2)
          16,500       Analog Devices                      1,534,500(2)

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

           4,700       Broadcom Corp.                   $  1,280,163
          25,500       Conexant Systems                    1,692,563(2)
           2,900       KLA-Tencor                            322,987(2)
          23,600       Maxim Integrated Products           1,113,625
          14,900       PMC-Sierra                          2,388,656(2)
          18,200       Vitesse Semiconductor                 954,362(2)
          39,200       Xilinx Inc.                         1,782,375(2)
                                                        ------------
                                                          12,357,856
                                                        ------------
ENERGY (1.9%)
          19,900       Calpine Corporation                 1,273,600(2)
          29,000       Coastal Corp.                       1,027,688
          65,600       Union Pacific Resources Group         836,400
                                                        ------------
                                                           3,137,688
                                                        ------------
FINANCIAL SERVICES (3.2%)
          24,600       Capital One Financial               1,185,412
          16,200       Donaldson, Lufkin & Jenrette          783,675
          30,200       E*TRADE Group                         788,975
          12,900       Lehman Brothers Holdings            1,092,469
          15,800       Providian Financial                 1,438,788
                                                        ------------
                                                           5,289,319
                                                        ------------
HARDWARE (4.0%)
          29,600       Adaptec, Inc.                       1,476,300
          24,100       Flextronics International           1,108,600
          24,100       Network Appliance                   2,001,806(2)
          21,000       Sanmina Corp.                       2,097,375(2)
                                                        ------------
                                                           6,684,081
                                                        ------------
HEALTH CARE (7.5%)
          25,400       Biogen, Inc.                        2,146,300(2)
          17,700       Gilead Sciences                       958,012(2)
          14,500       Immunex Corp.                       1,587,750
          10,600       MedImmune, Inc.                     1,758,275(2)
          18,000       MiniMed Inc.                        1,318,500(2)
          21,900       PE Corp.-PE Biosystems Group        2,634,844

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Balanced Investments

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

          19,600       QLT PhotoTherapeutics            $  1,151,500(2)
          10,000       Sepracor Inc.                         991,875
                                                        ------------
                                                          12,547,056
                                                        ------------
INTERNET (11.5%)
          10,500       BroadVision, Inc.                   1,785,656(2)
          24,600       CheckFree Holdings                  2,570,700
           6,700       Clarent Corp.                         520,925(2)
           6,700       CMG Information Services            1,855,063(2)
          14,000       Digex, Inc.                           962,500(2)
           5,600       DoubleClick Inc.                    1,417,150
           1,100       FreeMarkets, Inc.                     375,444(2)
          44,500       Intuit Inc.                         2,667,219
          12,000       Lycos, Inc.                           954,750(2)
           6,700       Portal Software                       689,262
          25,200       PSINet Inc.                         1,556,100(2)
           4,400       PurchasePro.com                       605,000(2)
          10,500       S1 Corp.                              820,312(2)
          10,400       Safeguard Scientifics               1,685,450
          15,100       StarMedia Network                     604,944
                                                        ------------
                                                          19,070,475
                                                        ------------
RETAIL (5.0%)
          19,800       Ann Taylor Stores                     681,863(2)
          27,300       Best Buy                            1,370,119(2)
          25,200       Circuit City Stores                 1,135,575
          28,000       Limited, Inc.                       1,212,750

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

          13,000       Starbucks Corp.                  $    315,250(2)
          25,100       Tandy Corp.                         1,234,606
           8,800       Tiffany & Co.                         785,400
          34,300       Williams-Sonoma                     1,577,800(2)
                                                        ------------
                                                           8,313,363
                                                        ------------
SOFTWARE (9.3%)
           9,200       Bea Systems                           643,425
          36,600       Citrix Systems                      4,501,800(2)
           5,900       Micromuse Inc.                      1,003,000(2)
          29,700       Peregrine Systems                   2,500,369(2)
          22,500       Rational Software                   1,105,312(2)
          22,400       Siebel Systems                      1,881,600
          27,000       VERITAS Software                    3,864,375(2)
                                                        ------------
                                                          15,499,881
                                                        ------------
TELECOMMUNICATIONS (4.6%)
          15,500       Covad Communications Group            867,031
          34,400       Intermedia Communications           1,335,150(2)
          46,000       Metromedia Fiber Network            2,205,125(2)
          12,000       VoiceStream Wireless                1,707,750(2)
          20,000       WinStar Communications              1,505,000(2)
                                                        ------------
                                                           7,620,056
                                                        ------------
                       TOTAL COMMON STOCKS
                       (COST $65,132,273)                119,980,473
                                                        ------------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Balanced Investments

  Principal                                           Rating(3)            Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
                U.S. TREASURY SECURITIES
                (1.5%)
$    2,000,000  U.S. Treasury Bills, 3.00%,
                due 1/6/00                          TSY         TSY     $  1,999,280
       583,732  U.S. Treasury
                Inflation-Indexed Notes,
                3.375%, due 1/15/07                 TSY         TSY          549,869
                                                                        ------------
                TOTAL U.S. TREASURY SECURITIES
                (COST $2,566,040)                                          2,549,149
                                                                        ------------
                U.S. GOVERNMENT AGENCY
                SECURITIES (0.3%)
       470,000  Fannie Mae, Discount Notes,
                5.00%, due 1/6/00
                (COST $469,674)                     AGY         AGY          469,674(4)
                                                                        ------------
                MORTGAGE-BACKED SECURITIES
                (5.8%)
       278,151  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1998-25,
                Class B3, 6.25%, due 12/25/28      BB(5)                     181,060(6)
       363,134  PNC Mortgage Securities Corp.,
                Pass-Through Certificates,
                Ser. 1999-1, Class 1B4,
                6.25%, due 2/25/29                 BB(5)                     235,016(6)
       497,034  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1999-11,
                Class B3, 6.50%, due 7/25/29       BB(5)                     335,032(6)
       195,000  Morgan Stanley Capital I Inc.,
                Commercial Mortgage
                Pass-Through Certificates,
                Ser. 1998-HF2, 6.01%,
                due 11/15/30                       BB(5)                     130,955(6)
FANNIE MAE
       954,564  Pass-Through Certificates,
                7.00%, due 6/1/11                   AGY         AGY          952,243
       937,814  Pass-Through Certificates,
                6.50%, due 5/1/13                   AGY         AGY          913,528
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       501,102  Pass-Through Certificates,
                8.00%, due 5/15/27 & 8/15/28        AGY         AGY          505,812
       457,941  Pass-Through Certificates,
                6.50%, due 12/15/28                 AGY         AGY          430,743
     4,450,946  Pass-Through Certificates,
                7.00%, due 3/15/28-1/15/29          AGY         AGY        4,311,953
     1,700,000  Pass-Through Certificates,
                8.00%, TBA, 30 Year Maturity        AGY         AGY        1,717,000
                                                                        ------------
                TOTAL MORTGAGE-BACKED
                SECURITIES (COST $10,091,052)                              9,713,342
                                                                        ------------
                ASSET-BACKED SECURITIES (2.5%)
     1,350,000  Ford Credit Auto Loan Master
                Trust, Auto Loan Certificates,
                Ser. 1996-1, 5.50%,
                due 2/15/03                         Aaa         AAA        1,333,631
     1,420,000  Chase Credit Card Master
                Trust, Ser. 1997-2, Class A,
                6.30%, due 4/15/03                  Aaa         AAA        1,420,638
       168,994  Navistar Financial Owner
                Trust, Ser. 1996-B,
                Class A-3, 6.33%, due 4/21/03       Aaa         AAA          168,982

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Principal                                           Rating(3)            Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                   ---------   ---------  ------------
$      970,000  Chemical Master Credit Card
                Trust 1, Ser. 1995-2,
                Class A, 6.23%, due 6/15/03         Aaa         AAA     $    970,072
       250,095  Chevy Chase Auto Receivables
                Trust, Ser. 1996-2, Class A,
                5.90%, due 7/15/03                  Aaa         AAA          249,180
                                                                        ------------
                TOTAL ASSET-BACKED SECURITIES
                (COST $4,173,424)                                          4,142,503
                                                                        ------------
                BANKS & FINANCIAL INSTITUTIONS
                (4.4%)
     1,860,000  Associates Pass-Through Asset
                Trust, Ser. 1997-1, 6.45%,
                due 9/15/00                         Aa3         AA-        1,863,396(6)
       725,000  Countrywide Home Loans, Inc.,
                Notes, 5.62%, due 10/16/00          A3           A           717,763
     1,420,000  Capital One Bank, Bank Notes,
                5.95%, due 2/15/01                 Baa2        BBB-        1,399,612
       970,000  Morgan Stanley, Dean Witter, &
                Co., Global Medium-Term Notes,
                Ser. C, 6.09%, due 3/9/01           Aa3         A+           960,712
     1,270,000  Household Finance Corp.,
                Senior Medium-Term Notes,
                6.06%, due 5/14/01                  A2           A         1,253,847
       285,000  Dime Bancorp, Inc., Notes,
                7.00%, due 7/25/01                  Ba1        BBB-          282,312
       680,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                7.00%, due 5/15/03                  A3           A           669,580
       190,000  Bank United Corp., Medium-Term
                Notes, Ser. A, 8.00%,
                due 3/15/09                         Ba2        BBB-          175,873
                                                                        ------------
                TOTAL BANKS & FINANCIAL
                INSTITUTIONS (COST $7,394,348)                             7,323,095
                                                                        ------------
                CORPORATE DEBT SECURITIES
                (8.2%)
       520,000  Chesapeake Corp., Notes,
                10.375%, due 10/1/00                Ba1         BBB          531,671
       415,000  BHP Finance (USA) Ltd.,
                Guaranteed Notes, 5.625%,
                due 11/1/00                         A3          A-           411,103
       514,000  Safeway Inc., Notes, 5.75%,
                due 11/15/00                       Baa2         BBB          510,436
       625,000  AT&T Capital Corp., Notes,
                6.875%, due 1/16/01                 A1          A+           625,132
       430,000  Fort James Corp., Notes,
                6.234%, due 3/15/01                Baa2         BBB          425,654
       325,000  CMS Energy Corp., Senior
                Notes, 8.00%, due 7/1/01            Ba3         BB           322,322
       100,000  Telecom Argentina Stet-France
                SA, Medium-Term Notes, 9.75%,
                due 7/12/01                         B1         BBB-          100,000(6)
       520,000  Colonial Realty Limited
                Partnership, Senior Notes,
                7.50%, due 7/15/01                 Baa3        BBB-          515,433
       230,000  USA Waste Services, Inc.,
                Senior Notes, 6.125%,
                due 7/15/01                         Ba1         BBB          219,654
       400,000  Cox Communications, Inc.,
                Notes, 7.00%, due 8/15/01          Baa2        BBB+          398,282
       655,000  Texas Utilities Co., Notes,
                5.94%, due 10/15/01                Baa3         BBB          643,711
       500,000  Tyco International Ltd.,
                Notes, 6.50%, due 11/1/01           A3          A-           490,816
       401,000  Marlin Water Trust, Senior
                Secured Notes, 7.09%,
                due 12/15/01                       Baa2         BBB          393,189(6)
       755,000  ICI Wilmington Inc.,
                Guaranteed Notes, 7.50%,
                due 1/15/02                        Baa1         A-           753,578
       185,000  Century Communications Corp.,
                Senior Notes, 9.75%,
                due 2/15/02                         B1          BB-          186,388

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Principal                                           Rating(3)            Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                   ---------   ---------  ------------
$       75,000  Stone Container Corp., Senior
                Subordinated Debentures,
                12.25%, due 4/1/02                  B3          B-      $     75,188
       195,000  Comdisco, Senior Notes, 7.25%,
                due 9/1/02                         Baa1        BBB+          192,306
       610,000  Crown Cork & Seal Co., Inc.,
                Notes, 7.125%, due 9/1/02          Baa2         BBB          600,061
       600,000  Fort James Corp., Senior
                Notes, 6.50%, due 9/15/02          Baa2         BBB          585,945
       490,000  Conseco Inc., Notes, 8.50%,
                due 10/15/02                       Baa3        BBB+          496,622
       275,000  American Standard Inc., Senior
                Notes, 7.125%, due 2/15/03          Ba3         BB-          263,656
       830,000  Stewart Enterprises, Inc.,
                Notes, 6.40%, due 5/1/03            Ba2         BBB          699,690
       400,000  Core-Mark International, Inc.,
                Senior Subordinated Notes,
                11.375%, due 9/15/03                B3           B           380,000
       160,000  Loomis Fargo & Co., Senior
                Subordinated Notes, 10.00%,
                due 1/15/04                         B3           B           158,600
       330,000  PDVSA Finance Ltd., Notes,
                8.75%, due 2/15/04                  A3                       321,179(6)
       170,000  EOP Operating Limited
                Partnership, Notes, 6.625%,
                due 2/15/05                        Baa1        BBB+          161,336
       200,000  WestPoint Stevens Inc., Senior
                Notes, 7.875%, due 6/15/05          Ba3         BB           183,500
       450,000  Heritage Media Corp., Senior
                Subordinated Notes, 8.75%,
                due 2/15/06                         Ba3         BB+          458,438
       100,000  Calpine Corp., Senior Notes,
                7.625%, due 4/15/06                 Ba1         BB+           95,750
       205,000  Printpack, Inc., Senior
                Subordinated Notes, Ser. B,
                10.625%, due 8/15/06               Caa1          B           196,800
       500,000  Time Warner Inc., Notes,
                8.11%, due 8/15/06                 Baa3         BBB          510,966
        45,000  Newport News Shipbuilding
                Inc., Senior Subordinated
                Notes, 9.25%, due 12/1/06           B1          B+            45,337
       235,000  GFSI Inc., Senior Subordinated
                Notes, 9.625%, due 3/1/07           B3          B-           141,587
       325,000  Owens-Illinois, Inc., Senior
                Debentures, 8.10%,
                due 5/15/07                       Ba1(7)      BB+(7)         310,642
        50,000  Safety Components
                International, Inc., Senior
                Subordinated Notes, 10.125%,
                due 7/15/07                        Caa1        CCC-           20,000
       225,000  HydroChem Industrial Services,
                Inc., Senior Subordinated
                Notes, Ser. B, 10.375%,
                due 8/1/07                         Caa1         B-           196,312
       100,000  NBTY, Inc., Senior
                Subordinated Notes, Ser. B,
                8.625%, due 9/15/07                 B1          B+            92,000
       160,000  Thiokol Corp., Senior Notes,
                6.625%, due 3/1/08                 Baa3         BBB          143,835
       110,000  IMPAC Group, Inc., Senior
                Subordinated Notes, 10.125%,
                due 3/15/08                         B3          B-           100,238
        85,000  Trans-Resources, Inc., Senior
                Notes, Ser. B, 10.75%,
                due 3/15/08                         B3          B-            74,694
       200,000  Global Crossing Holdings Ltd.,
                Senior Notes, 9.625%,
                due 5/15/08                       Ba2(7)       BB(7)         199,000
        40,000  KinderCare Learning Centers,
                Inc., Senior Subordinated
                Notes, Ser. B, 9.50%,
                due 2/15/09                         B3          B-            38,700
       300,000  Liberty Media Group, Notes,
                7.875%, due 7/15/09                Baa3        BBB-          297,717(6)
                                                                        ------------
                TOTAL CORPORATE DEBT
                SECURITIES (COST $14,190,696)                             13,567,468
                                                                        ------------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Principal                                           Rating(3)            Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                   ---------   ---------  ------------
                FOREIGN SECURITIES (8) (1.9%)
 CAD 1,200,000  Canadian Government, 5.00%,
                due 12/1/00                         Aa1         AAA     $    826,741
 SEK 8,200,000  Kingdom of Sweden, 13.00%,
                due 6/15/01                         Aaa         AAA        1,072,196
 AUD 2,100,000  Asian Development Bank,
                5.375%, due 9/15/03                 Aaa         AAA        1,302,135
                                                                        ------------
                TOTAL FOREIGN SECURITIES (COST
                $3,298,341)                                                3,201,072
                                                                        ------------
                CORPORATE COMMERCIAL PAPER
                (4.5%)
   $ 2,500,000  Ford Motor Credit Co., 6.48%,
                due 1/6/00                          P-1         A-1        2,497,750
     2,500,000  Goldman Sachs Group, L.P.,
                6.45%, due 1/10/00                  P-1        A-1+        2,495,969
     2,500,000  Prudential Funding Corp.,
                6.52%, due 1/11/00                  P-1         A-1        2,495,472
                                                                        ------------
                TOTAL CORPORATE COMMERCIAL
                PAPER (COST $7,489,191)                                    7,489,191(4)
                                                                        ------------
                REPURCHASE AGREEMENTS (0.7%)
     1,150,000  State Street Bank and Trust
                Co. Repurchase Agreement,
                3.50%, due 1/3/00, dated
                12/31/99, Maturity Value
                $1,150,335, Collateralized by
                $1,185,000 Fannie Mae,
                Medium-Term Notes, 6.35%,
                due 6/22/01 (Collateral Value
                $1,185,000)  (COST $1,150,000)                             1,150,000(4)
                                                                        ------------
                SHORT-TERM INVESTMENTS (8.7%)
    14,417,164  N&B Securities Lending Quality
                Fund, LLC  (COST $14,417,164)                             14,417,164(4)
                                                                        ------------
                TOTAL INVESTMENTS (110.6%)
                (COST $130,372,203)                                      184,003,131(9)
                Liabilities, less cash,
                receivables and other assets
                [(10.6%)]                                                (17,608,729)
                                                                        ------------
                TOTAL NET ASSETS (100.0%)                               $166,394,402
                                                                        ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Balanced Investments
1) Investments in equity securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Investments in debt securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) Credit ratings are unaudited.
4) At cost, which approximates market value.
5) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
6) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1999, these securities amounted to $3,857,544 or 2.3% of net assets.
7) Rated BBB- by Duff & Phelps Credit Rating Co.
8) Principal amount is stated in the currency in which the security is denominated.
   AUD -- Australian Dollar
   CAD -- Canadian Dollar
   SEK -- Swedish Krona
9) At December 31, 1999, the cost of investments for U.S. Federal income tax purposes was $130,807,311. Gross unrealized appreciation of investments was $55,233,433 and gross unrealized depreciation of investments was $2,037,613, resulting in net unrealized appreciation of $53,195,820, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $184,003,131
      Cash                                                 7,985
      Dividends and interest receivable                1,969,000
      Prepaid expenses and other assets                   10,992
      Deferred organization costs (Note A)                 3,439
                                                    -------------
                                                     185,994,547
                                                    -------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                       14,417,164
      Payable for securities purchased                 3,725,457
      Accrued expenses and other payables              1,345,730
      Payable to investment manager (Note B)              87,618
      Net payable for forward foreign currency
       exchange contracts purchased (Note C)              24,176
                                                    -------------
                                                      19,600,145
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $166,394,402
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $112,788,628
      Net unrealized appreciation in value of
       investment securities, translation of
       assets and liabilities in foreign
       currencies, and foreign currency contracts     53,605,774
                                                    -------------
NET ASSETS                                          $166,394,402
                                                    -------------
*Cost of investments                                $130,372,203
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Income:
      Interest income                                $ 4,235,853
      Dividend income                                    162,689
                                                     ------------
        Total income                                   4,398,542
                                                     ------------
    Expenses:
      Investment management fee (Note B)                 923,443
      Custodian fees (Note B)                            118,221
      Amortization of deferred organization and
       initial offering expenses (Note A)                 10,370
      Accounting fees                                     10,000
      Auditing fees                                        9,655
      Trustees' fees and expenses                          8,627
      Legal fees                                           7,213
      Insurance expense                                    1,887
      Miscellaneous                                          220
                                                     ------------
        Total expenses                                 1,089,636
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                        (6,152)
                                                     ------------
        Total net expenses                             1,083,484
                                                     ------------
        Net investment income                          3,315,058
                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             21,209,209
    Net realized loss on financial futures
     contracts (Note A)                                  (83,144)
    Net realized loss on foreign currency
     transactions (Note A)                               (11,625)
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts (Note A)              26,777,486
                                                     ------------
        Net gain on investments                       47,891,926
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $51,206,984
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                           Year Ended December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  3,315,058  $  3,725,526
    Net realized gain on investments        21,114,440     4,111,260
    Change in net unrealized
     appreciation of investments            26,777,486    12,005,670
                                          --------------------------
    Net increase in net assets resulting
     from operations                        51,206,984    19,842,456
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                2,856,540     9,298,536
    Reductions                             (65,370,319)  (13,465,286)
                                          --------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                  (62,513,779)   (4,166,750)
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (11,306,795)   15,675,706
NET ASSETS:
    Beginning of year                      177,701,197   162,025,491
                                          --------------------------
    End of year                           $166,394,402  $177,701,197
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Balanced Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Balanced Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Balanced Investments

 8) ORGANIZATION EXPENSES: Organization expenses incurred by the Series are being amortized on a straight-line basis over a five-year period. At December 31, 1999, the unamortized balance of such expenses amounted to $3,439.
 9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
10) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For U.S. Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
       During the year ended December 31, 1999, the Series had entered into various financial futures contracts. At December 31, 1999, there were no open positions.
11) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Balanced Investments
   Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At December 31, 1999, the value of the securities loaned and the value of the collateral were $14,138,994 and $14,417,164, respectively.
12) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan had agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $4,488 and $1,664.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $190,711,340 and $246,845,035, respectively.
   During the year ended December 31, 1999, the Series had entered into various contracts to deliver currencies at specified future dates. At December 31, 1999, open contracts were as follows:

                                                                                                                NET
                                                 CONTRACTS                        SETTLEMENT                 UNREALIZED
SALES                                            TO DELIVER    IN EXCHANGE FOR       DATE        VALUE      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                1,100,000        $698,357        02/02/2000    $722,533       $24,176

   During the year ended December 31, 1999, brokerage commissions on securities transactions amounted to $208,301, of which Neuberger received $88,807, and other brokers received $119,494.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                                                            Period from
                                                                                         May 1, 1995(1) to
                                                     Year Ended December 31,               December 31,
                                              1999       1998       1997       1996            1995
                                             -------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                            .65%       .64%       .65%       .65%            .64%(3)
                                             -------------------------------------------------------------
    Net Expenses                                 .65%       .64%       .65%       .65%            .64%(3)
                                             -------------------------------------------------------------
    Net Investment Income                       1.97%      2.23%      2.46%      2.28%           2.36%(3)
                                             -------------------------------------------------------------
Portfolio Turnover Rate                          121%        71%       103%        87%             55%
                                             -------------------------------------------------------------
Net Assets, End of Year (in millions)         $166.4     $177.7     $162.0     $173.5          $203.3
                                             -------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Balanced Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Balanced Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Balanced Investments of Advisers Managers Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000